Statements of Cash Flows (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (286,823)	$ (83,588)	$ (284,655)	$ (89,455)
Decrease (Increase) in accounts and other receivables	38,807	36,852	137,063
Increase in inventory	70,536		94,425
Decrease in prepayments and other current assets	10,665	(6,000)	84,717	542
Increase in payables and other current liabilities	31,819	(19,082)	455,217	33,338
Net cash (used in) /provided by operating activities	(245,367)	(133,522)	(24,634)	(56,659)
Cash flows from investing activities
Purchase of plant and equipment	(6,177)		(4,200)
Net cash used in investing activities	(6,177)		23,564
Cash flows from financing activities
Changes in related party balances, net	443,915	85,721	(16,097)	194,536
Net cash provided by/ (used in) financing activities	443,915	85,721	(16,097)	194,536
Net increase of cash and cash equivalents	192,371	(47,801)	(17,167)	137,877
Effect of foreign currency translation on cash and cash equivalents	4,973	999		(584)
Cash and cash equivalents-beginning	120,126	137,293	137,293
Cash and cash equivalents-end	317,470	90,491	120,126	137,293
Supplementary cash flow information:
Interest received	36	168	323	213
Interest paid	(8,749)
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Cash flows from operating activities
Net loss	(102,394)	(78,020)	(103,664)	(237,821)
Depreciation	70,245	71,836	143,571	111,089
Decrease (Increase) in accounts and other receivables	3,430	(141,050)	(4,846)	(73,945)
Increase in inventory	(70,536)	(45,604)	(138,211)
Decrease in prepayments and other current assets	39,987	110,923	378,878	(494,418)
Increase in payables and other current liabilities	16,523	580,794	453,675	629,474
Net cash (used in) /provided by operating activities	(42,745)	498,879	729,403	(65,621)
Cash flows from investing activities
Purchase of plant and equipment	(6,177)	(2,131)	(3,832)	(453,661)
Net cash used in investing activities	(6,177)	(2,131)	(3,832)	(453,661)
Cash flows from financing activities
Proceeds from injection of capital by owners	554,284	5,838	5,797	287,544
Changes in related party balances, net	(291,557)	(476,862)	(650,780)	232,256
Net cash provided by/ (used in) financing activities	262,727	(471,024)	(644,983)	519,800
Net increase of cash and cash equivalents	213,805	25,724	80,588	518
Effect of foreign currency translation on cash and cash equivalents	(1,917)	(1,141)	(820)	(66)
Cash and cash equivalents-beginning	82,950	3,182	3,182	2,730
Cash and cash equivalents-end	294,838	27,765	82,950	3,182
Supplementary cash flow information:
Interest received		23	133	22
Interest paid	(5,336)	(9,653)	(5,620)	(6,999)
Income taxes paid